Critical accounting judgments and key sources of estimation uncertainty: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Ifrs Statement [Line Items]
Expected Revenue From Airplan	$ 17,540,245	$ 19,217,035
Original concession period for operating rights	50 years
Airplan
Ifrs Statement [Line Items]
Original concession period for operating rights	40 years
Minimum | Airplan
Ifrs Statement [Line Items]
Original concession period for operating rights	24 years